American Century Municipal Trust

PROSPECTUS SUPPLEMENT

TAX-FREE BOND FUND * TAX-FREE MONEY MARKET FUND

INVESTOR/INSTITUTIONAL/ADVISOR CLASS

Supplement dated May 1, 2006 * Prospectus dated October 1, 2005

THE FOLLOWING REPLACES THE PARAGRAPH UNDER THE HEADING TAX-FREE BOND ON PAGE 14
OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS AND THE SECOND PARAGRAPH UNDER
THE HEADING THE FUND MANAGEMENT TEAM ON PAGE 11 OF THE ADVISOR CLASS PROSPECTUS.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Tax-Free Bond team since April 2006. He joined American Century in June 1998 and became a portfolio manager in February 2001. He has a bachelor's degree in business administration-finance from San Jose State University and an MBA from
New York University.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE HEADING TAX-FREE MONEY
MARKET ON PAGE 14 OF THE INVESTOR/INSTITUTIONAL CLASS PROSPECTUS.

TODD PARDULA

Mr. Pardula, Vice President and Portfolio Manager, has been a member of the
Tax-Free Money Market team since April 2006. He joined American Century in
February 1990 and became a portfolio manager in April 1994. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49413 060

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL BOND FUND

INVESTOR/A/B/C CLASS

Supplement dated May 1, 2006 * Prospectus dated October 1, 2005

THE FOLLOWING PARAGRAPH REPLACES THE FIRST PARAGRAPH UNDER THE HEADING ARIZONA
MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND ON PAGE 14 OF THE INVESTOR CLASS
PROSPECTUS AND ON PAGE 15 OF THE A/B/C CLASS PROSPECTUS.

ALAN KRUSS

Mr. Kruss, Vice President and Portfolio Manager, has been a member of the team since April 2006. He joined American Century in 1997 as an investment administrator. In 2000, he was named fixed income trader and in 2001, he was named portfolio manager. He has a bachelor's degree in finance from San
Francisco State University.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49414 0605

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

LONG-TERM TAX-FREE FUND

INVESTOR/INSTITUTIONAL/A/B/C CLASS

Supplement dated May 1, 2006 * Prospectus dated April 1, 2006

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH UNDER THE FUND MANAGEMENT
TEAM ON PAGE 12 OF THE PROSPECTUS.

ROBERT J. MILLER

Mr. Miller, Vice President and Portfolio Manager, has been a member of the
Long-Term Tax-Free Bond team since April 2006. He joined American Century in
June 1998 and became a portfolio manager in February 2001. He has a bachelor's degree in business administration-finance from San Jose State University and an
MBA from New York University.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49416 0605

American Century Municipal Trust

PROSPECTUS SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND

INVESTOR/A/B/C CLASS

Supplement dated May 1, 2006 * Prospectus dated October 1, 2005

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIFTH PARAGRAPH UNDER THE HEADING
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND? ON PAGE 7 OF THE INVESTOR
CLASS PROSPECTUS AND ON PAGE 8 OF THE A/B/C CLASS PROSPECTUS.

The fund invests in municipal tobacco bonds whose payment obligations are tied to a master settlement agreement with several major tobacco companies. The agreement provides that if certain conditions are met the tobacco companies may reduce or suspend their payments. In such an event, the issuer of the bonds may not make their full payments and the fund, as an investor of the bonds, may suffer.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49514 0605